May 6, 2010

Amy Geddes

United States Securities and Exchange Commission

Division of Corporation Finance

Re:

 Sense Technologies Inc.

Form 10-K for the year ended February 28, 2009

File No. 000-29990.

Dear Ms. Geddes:

This letter responds to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter from the Staff to Sense Technologies, Inc. (the “Company”) dated April 21, 2010.

We hope this letter is responsive to your comments and requests for information.  The Company’s goal is to resolve those outstanding comments in a manner that is acceptable to the Staff.

Our responses utilize the same captions contained in the SEC’s letter, and are numbered to correspond to the numbers assigned in such letter.  For your convenience, our responses are prefaced by the Commission’s corresponding comment.

Draft Form 10-K/A for the Year Ended February 28, 2009

Item 7. Management’s Discussion of Results of Operations or Plan of Operations

Overview of Operations

Results of Operations

For the period ended February 28, 2009 as compared to the period ended February 29, 2008, page 12

1.

Refer to our previous comments 1 and 2 issued in our letter dated February 1, 2010. Please further revise your disclosure proposed here to coherently present a discussion of your results of operations for periods compared. Your discussion should be based on your income statement presentation, and should begin with tabular disclosure detailing the dollar value and percentage changes in each income statement line item. Your related discussion should begin with Sales, then address overall change in a statement presented, on an aggregate and component basis, through SG&A, Other Expense, and Net Loss. Further, you should also separately quantify and discuss sales and direct cost of each of the two products. These changes should be made in both your annual and interim filings.

Company Response:  We have attached our amended form 10Q/A and 10K/A that we propose to file as correspondence for your review.

2.

Further, to the extent that certain events are cited as leading to material changes in either the aggregate or component changes in income statement line items, those sources of change should be quantified for each year presented in the comparative discussion. For example, in your discussion of the year over year decrease in SG&A, you cite the decrease in management fees. These two items should be quantified to demonstrate that the material portion of the change has been fully explained.

Company Response:  We have attached our amended form 10Q/A and 10K/A that we propose to file as correspondence for your review.

Liquidity and Capital Resources, page 15

3.

Refer to our previous comment 5 issued in our letter dated February 1, 2010. Please further revise the disclosure added to specifically address the notes payable that are currently in arrears as discussed in Note 6, including your plans for a remedy, and the consequences should you continue in arrears, as previously requested. Your quarterly filings should be similarly revised.

Company Response:  We have attached our amended form 10Q/A and 10K/A that we propose to file as correspondence for your review.

Consolidated Statement of Operations, page 19

4.

Refer to our previous comment 7 in our letter dated February 1, 2010. As previously requested, please revise the header for the column representing the year ended February 29, 2008. Currently it states the year ended as February 28, 2008.

Company Response:  We have attached our amended form 10K/A correcting the date and that we propose to file as correspondence for your review.

5.

Refer to our previous comment 9 in our letter dated February 1, 2010. As previously noted, the subtotals “Net Loss” and “Net Loss from Operations” are reversed. We would generally expect the term “Net Loss” to appear directly before the line item titled “Preferred Dividends”. We would also generally expect the subtotal that precedes it to be labeled “Net Operating Loss”. Please revise the captions and the classifications of your income statement as necessary for clarity. Our comment applies to your interim filings as well.

Company Response:  We have attached our amended form 10Q/A and 10K/A correcting the captions and classifications and that we propose to file as correspondence for your review.

Note 4 – Intangibles

6.

Refer to our previous comment 16 in our letter dated February 1, 2010. Please expand the table to also present an aggregate total for fiscal 2008. Please also indicate to what agreement royalties accrued and received relate, similar to the component breakdown provided for fiscal 2008. Consider revising your table to columnar presentation by agreement for clarity.

Company Response:  We have attached our amended form and 10K/A which contains updated clarification in a columnar form and that we propose to file as correspondence for your review.

Note 6 – Accrued Liabilities/Accrued Liabilities – Related Party, page 28

7.

Please revise the title of the note for congruence with the balance sheet caption. Specifically, the balance sheet items discussed are “Accrued Expenses” and “Accrued Expenses – Related Party”.

Company Response:  We have attached our amended form 10K/A for congruence with the balance sheet relating to “Accrued Expenses/Accrued Expenses – Related Party” and that we propose to file as correspondence for your review.

8.

Please revise the caption for the “Accrued Expenses” total. It currently cites both “Accrued Expenses” and “Accrued Expenses – Related Party”.

Company Response:  We have attached our amended form 10K/A with a revised caption and that we propose to file as correspondence for your review.

9.

Refer to our previous comment 2 in our letter dated march 8, 2010.Given the length of time the $480,000 related party payable for royalties accrued has been outstanding, please revise your disclosure to indicate how you plan to satisfy such payable.

Company Response:  We have attached our amended form 10K/A which discloses our plan to repay such debts and that we propose to file as correspondence for your review.

10.

Refer to your response to our previous comment 19 in our letter dated February 1, 2010. In your response, you specifically state that none of the royalties accrued on the statement of operations is with a related party. However, both your income statement for the quarterly period ended September 30, 2009 as provided to us in your response filed April 13, 2010 indicate that the royalties expensed in all periods presented are related party items. Please clarify.

Company Response:  In 1992, the Company signed a royalty agreement with a related party Drive Alert Group. Royalties were accrued until 2004 at which time the patent owners were related parties due to the amount of shares held. Given their status at the time of the transaction (related party in nature) and that no changes that we have been made aware, the balances continue to be carried as related party. We believe that Drive Alert Group continues to be a related party due to their share ownership amount in the Company. Upon successful completion of our business plan we will begin to pay back such royalties due. Additionally, Lowell Martinson (owner of patent related to ScopeOut) is also a director.

In response to these comments, the Company will immediately file an amendment to Form 10-K and Form 10-Q.

The Company acknowledges that:

•

it is responsible for the adequacy and accuracy of the disclosure in its filings;

•

comments from the Staff or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

it may not assert the comments by the Staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope this letter is responsive to your comments and requests for information.  We would like to again emphasize that the Company’s goal is to resolve these comments in a manner that is acceptable to the Staff.  Comments or questions regarding this letter may be directed to the undersigned.

Sincerely,

/s/ Bruce Schreiner

Bruce Schreiner

Chief Executive Officer

Sense Technologies, Inc.